EMPLOYEE BENEFITS OBLIGATIONS	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of share-based payments arrangements [Abstract]
EMPLOYEE BENEFITS OBLIGATIONS
EMPLOYEE COMPENSATION
The total employee compensation expense recognized in the determination of net income is as follows:

(amounts in millions)	2019	2018
Salaries and other short-term employee benefits	$1,071.2	$908.2
Share-based payments, net of equity swap (Note 23)	46.7	46.9
Post-employment benefits – defined benefit plans (Note 14)	38.4	31.1
Post-employment benefits – defined contribution plans	17.2	12.8
Termination benefits	4.3	5.6
Total employee compensation expense(1)	$1,177.8	$1,004.6
(1) Certain members of key management may have employment agreements with clauses for payment in case of termination without cause and payment in case of termination of employment following a change in control. All such employment agreements are for an indeterminate term.

EMPLOYEE BENEFITS OBLIGATIONS
Defined benefit plans
The Company has three registered funded defined benefit pension plans in Canada (two for employees and one for designated executives) that provide benefits based on length of service and final average earnings. The Company also maintains funded pension plans for employees in the Netherlands and United Kingdom that provide benefits based on similar provisions.

The Company’s annual contributions, to fund both benefits accruing in the year and deficits accumulated over prior years, and the plans’ financial position are determined based on actuarial valuations. Applicable pension legislations prescribe minimum funding requirements.

In addition, the Company maintains unfunded plans in Canada, United States, Germany and Norway that provide defined benefits based on length of service and final average earnings. These unfunded plans are the sole obligation of the Company, and there is no requirement to fund them. However, the Company is obligated to pay the benefits when they become due. As at March 31, 2019, the unfunded defined benefit pension obligations are $91.9 million (2018 – $85.8 million) and the Company has issued letters of credit totalling $58.9 million (2018 – $60.3 million) to collateralize the obligations under the Canadian plan.

The funded plans are trustee administered funds. Plan assets held in trusts are governed by local regulations and practices in each country, as is the nature of the relationship between the Company and the trustees and their composition. Responsibility for governance of the plans, including investment decisions and contribution schedules, lies jointly with the Company and the board of trustees.

The employee benefits obligations are as follows:

	2019	2018
Funded defined benefit pension obligations	$664.4	$612.0
Fair value of plan assets	543.7	497.2
Funded defined benefit pension obligations – net	$120.7	$114.8
Unfunded defined benefit pension obligations	91.9	85.8
Employee benefits obligations	$212.6	$200.6

The changes in the funded defined benefit pension obligations and the fair value of plan assets are as follows:

			2019			2018
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$546.8	$65.2	$612.0	$487.4	$53.9	$541.3
Current service cost	27.2	1.8	29.0	22.3	1.5	23.8
Interest cost	17.4	1.2	18.6	16.7	1.2	17.9
Past service cost	1.7	—	1.7	—	—	—
Actuarial loss (gain) arising from:
Experience adjustments	1.4	0.1	1.5	0.3	0.2	0.5
Economic assumptions	13.3	4.1	17.4	27.1	3.0	30.1
Demographic assumptions	—	(0.8)	(0.8)	4.8	—	4.8
Employee contributions	6.9	0.5	7.4	6.0	0.2	6.2
Pension benefits paid	(17.5)	(1.3)	(18.8)	(17.8)	(1.2)	(19.0)
Exchange differences	—	(3.6)	(3.6)	—	6.4	6.4
Pension obligations, end of year	$597.2	$67.2	$664.4	$546.8	$65.2	$612.0
Fair value of plan assets, beginning of year	$440.9	$56.3	$497.2	$415.9	$46.8	$462.7
Interest income	14.3	1.0	15.3	14.1	1.1	15.2
Return on plan assets, excluding amounts
included in interest income	21.3	2.9	24.2	3.8	2.9	6.7
Employer contributions	20.3	2.1	22.4	20.1	1.1	21.2
Employee contributions	6.9	0.5	7.4	6.0	0.2	6.2
Pension benefits paid	(17.5)	(1.3)	(18.8)	(17.8)	(1.2)	(19.0)
Administrative costs	(0.9)	(0.1)	(1.0)	(1.2)	(0.2)	(1.4)
Exchange differences	—	(3.0)	(3.0)	—	5.6	5.6
Fair value of plan assets, end of year	$485.3	$58.4	$543.7	$440.9	$56.3	$497.2

The changes in the unfunded defined benefit pension obligations are as follows:

			2019			2018
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$72.2	$13.6	$85.8	$66.2	$12.9	$79.1
Current service cost	3.4	0.1	3.5	2.3	—	2.3
Interest cost	2.2	0.2	2.4	2.0	0.2	2.2
Past service cost	(1.7)	1.7	—	—	—	—
Actuarial loss (gain) arising from:
Experience adjustments	—	0.1	0.1	0.3	0.1	0.4
Economic assumptions	1.2	0.5	1.7	3.8	(0.3)	3.5
Demographic assumptions	—	0.1	0.1	0.4	—	0.4
Pension benefits paid	(2.8)	(0.9)	(3.7)	(2.8)	(0.8)	(3.6)
Acquisition of subsidiaries (Note 3)	2.7	—	2.7	—	—	—
Exchange differences	—	(0.7)	(0.7)	—	1.5	1.5
Pension obligations, end of year	$77.2	$14.7	$91.9	$72.2	$13.6	$85.8

The net pension cost is as follows:

			2019			2018
Canadian		Foreign	Total	Canadian	Foreign	Total
Funded plans
Current service cost	$27.2	$1.8	$29.0	$22.3	$1.5	$23.8
Interest cost	17.4	1.2	18.6	16.7	1.2	17.9
Interest income	(14.3)	(1.0)	(15.3)	(14.1)	(1.1)	(15.2)
Past service cost	1.7	—	1.7	—	—	—
Administrative cost	0.9	0.1	1.0	1.2	0.2	1.4
Net pension cost	$32.9	$2.1	$35.0	$26.1	$1.8	$27.9
Unfunded plans
Current service cost	$3.4	$0.1	$3.5	$2.3	$—	$2.3
Interest cost	2.2	0.2	2.4	2.0	0.2	2.2
Past service cost	(1.7)	1.7	—	—	—	—
Net pension cost	$3.9	$2.0	$5.9	$4.3	$0.2	$4.5
Total net pension cost	$36.8	$4.1	$40.9	$30.4	$2.0	$32.4

For the year ended March 31, 2019, pension costs of $15.4 million (2018 – $15.6 million) have been charged in cost of sales, $5.5 million (2018 – $5.9 million) in research and development expenses, $11.8 million (2018 – $4.7 million) in selling, general and administrative expenses, $5.7 million (2018 – $4.9 million) in finance expense and $2.5 million (2018 – $1.3 million) were capitalized.

 The fair value of the plan assets, by major categories, are as follows:

(amounts in millions)			2019			2018
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Canadian plans
Equity funds
Canadian	$—	$58.1	$58.1	$—	$52.2	$52.2
Foreign	—	210.5	210.5	—	191.8	191.8
Bond funds
Government	—	109.7	109.7	—	100.1	100.1
Corporate	—	68.8	68.8	—	66.4	66.4
Cash and cash equivalents	—	9.7	9.7	—	4.4	4.4
Other	—	28.5	28.5	—	26.0	26.0
Total Canadian plans	$—	$485.3	$485.3	$—	$440.9	$440.9
Foreign plans
Insured annuities	$—	$52.2	$52.2	$—	$50.1	$50.1
Equity instruments	2.5	—	2.5	2.6	—	2.6
Debt instruments
Corporate	3.3	—	3.3	3.1	—	3.1
Other	—	—	—	—	—	—
Other	—	0.4	0.4	—	0.5	0.5
Total Foreign plans	$5.8	$52.6	$58.4	$5.7	$50.6	$56.3
Total plans	$5.8	$537.9	$543.7	$5.7	$491.5	$497.2

As at March 31, 2019 and March 31, 2018, there were no ordinary shares of the Company in the pension plan assets.

Significant assumptions (weighted average):

		Canadian		Foreign
	2019	2018	2019	2018
Pension obligations as at March 31:
Discount rate	3.33%	3.48%	1.64%	1.88%
Compensation rate increases	3.65%	3.66%	2.92%	2.86%
Net pension cost for years ended March 31:
Discount rate	3.48%	3.78%	1.88%	2.05%
Compensation rate increases	3.65%	3.50%	2.86%	2.82%

Assumptions regarding future mortality are based on actuarial advice in accordance with published statistics and mortality tables and experience in each territory. The mortality tables and the average life expectancy in years for a member age 45 and 65 are as follows:

As at March 31, 2019		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables (employees)	23.1	21.6	25.4	24.1
Canada	CPM private tables (designated executives)	24.7	23.2	26.2	24.8
Canada	CPM private tables (CMAT)	23.4	21.9	25.8	24.4
Netherlands	AG2018	23.8	21.7	25.8	23.6
Germany	Heubeck RT2018G	22.8	20.0	25.8	23.6
Norway	K2013	23.2	22.3	26.9	25.6
United Kingdom	S1PA	23.5	22.4	25.5	24.2
United States	CPM private tables	23.4	21.9	25.8	24.4

As at March 31, 2018		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables (employees)	23.0	21.5	25.4	24.0
Canada	CPM private tables (designated executives)	24.6	23.1	26.1	24.8
Canada	CPM private tables (CMAT)	23.3	21.9	25.7	24.4
Netherlands	AG2016	23.9	21.7	26.3	23.9
Germany	Heubeck RT2005G	21.9	19.3	25.8	23.3
Norway	K2013	23.1	22.2	26.8	25.5
United Kingdom	S1PA	24.4	22.6	26.9	25.0

The weighted average duration of the defined benefit obligation is 19 years.

The following table summarizes the impact on the defined benefit obligation as a result of a 0.25% change in the significant assumptions as at March 31, 2019:

		Funded plans	Unfunded plans
Canadian		Foreign	Canadian	Foreign	Total
Discount rate:
Increase	$(27.4)	$(3.4)	$(2.4)	$(0.5)	$(33.7)
Decrease	29.5	3.7	2.8	0.5	36.5
Compensation rate:
Increase	8.3	0.2	0.5	—	9.0
Decrease	(7.9)	(0.2)	(0.5)	—	(8.6)

Through its defined benefit plans, the Company is exposed to a number of risks, the most significant being the exposure to asset volatility, to changes in bond yields and to changes in life expectancy. The plan liabilities are calculated using a discount rate set with reference to corporate bond yields, if plan assets underperform against this yield, this will create a deficit. A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings. The plans’ obligations are to provide benefits for the duration of the life of its members, therefore, increases in life expectancy will result in an increase in the plans’ liabilities.

Contributions reflect actuarial assumptions of future investment returns, salary projections and future service benefits. The expected employer contributions and expected benefits paid for the next fiscal year are as follows:

	Canadian	Foreign	Total
Funded plans - Expected contributions in fiscal 2020	$19.2	$2.5	$21.7
Unfunded plans - Expected benefits paid in fiscal 2020	2.8	0.8	3.6